Income Taxes (Income Tax Expense (Benefit)) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
United States		$ 29	$ 5	$ 2
Other nations		234	91	34
States (U.S.)		12	1	3
Current income tax expense		275	97	39
United States		(368)	192	(184)
Other nations		35	(29)	86
States (U.S.)		(1)	(49)	(36)
Deferred income tax expense (benefit)	25	(334)	114	(134)
Foreign tax credits		$ (59)	$ 211	$ (95)